Goldman Sachs Equal Weight US Large Cap Equity ETF Average Annual Total Returns		12 Months Ended	60 Months Ended	88 Months Ended	98 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Solactive US Large Cap Equal Weight Index (GTR)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		16.91%	10.70%	11.16%
S&P 500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		24.94%	14.51%	14.37%	15.35%
Goldman Sachs Equal Weight U.S. Large Cap Equity ETF
Prospectus [Line Items]
Average Annual Return, Percent		16.78%	10.55%	11.00%
Performance Inception Date	Sep. 12, 2017
Goldman Sachs Equal Weight U.S. Large Cap Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		16.35%	10.09%	10.35%
Goldman Sachs Equal Weight U.S. Large Cap Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.20%	8.28%	8.65%